Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

Settlement of Payable to Meta Platforms, Inc.

Subsequent to June 30, 2025, the Company settled an accounts payable liability in the amount of $2,244,848 with Meta Platforms, Inc.

Note Extensions

Subsequent to June 30, 2025, the First April 2 2024 Lender agreed to extend the Maturity Date of the First April 2 2024 Loan Agreement to September 30, 2025, in exchange for $3,500 monthly payments against the note.

Subsequent to June 30, 2025, the November 22, 2024 Lender agreed to extend the November 22, 2024 Loan Agreement to September 30, 2025, in exchange for $1,000 monthly payments against the note.

Subsequent to June 30, 2025, the April 27, 2023 Lender agreed to extend the April 20, 2023 Loan Agreement to December 31, 2025.

Settlement of The Second September 2022 Loan Agreement

Subsequent to June 30, 2025, the Second September 2022 Lender amended its June 13, 2025 Settlement Agreement with the Company, whereby the Company paid $40,000 to close out the balance owed to the Lender. As of the date of this filing, the note is completed.

Settlement of The April 2020 PPP Loan Agreement

Subsequent to June 30, 2025, the Small Business Administration forgave the outstanding balance of the Loan, including $200,118 in principal and $2,287 in accrued interest. As of the date of this filing, the note is completed.

Note 15 – Subsequent Events

Consultant Shares

Subsequent to December 31, 2024, the Company issued 125,000 shares valued at $125,000 to 3 consultants.

Conversion of Series F Preferred into Common Stock

Subsequent to December 31, 2024, 2 holders converted shares of Series F Preferred stock into 167,000 shares of common stock.

Note Extensions

Subsequent to December 31, 2024, 3 lenders extended 3 notes. One lender received an updated interest rate of 18% on two of its notes.

Conversion of Payables into Common Stock

Subsequent to December 31, 2024, 4 former vendors of the Company converted $25,173 in net payables for services rendered into 29,373 shares of the Company’s common stock.

Conversion of Payables into Preferred Stock

Subsequent to December 31, 2024, 1 former landlord of the Company converted $480,000 in outstanding settlement payments owed 640 shares of the Company’s Series G Preferred stock. See Settlement of Lease Agreements below.

Purchase of Common Stock

Subsequent to December 31, 2024, the Company issued 832,280 shares of its Common Stock in exchange for $276,140 worth of cash, and acquiree debt, to 13 investors, at a price of $1 per share of common stock.

Purchase of Series G Preferred

Subsequent to December 31, 2024, the Company issued 238 shares of its Preferred Series G stock in exchange for $175,000 to investors, at a price of $750 per share of Series G Preferred. Each Series G Preferred converts into 750 shares of the Company’s common stock.

Conversion of Warrants into Common Stock

Subsequent to December 31, 2024, employees, directors and consultants of the Company converted 1,124,100 warrants into 4,496,400 shares of common stock.

New Notes

Subsequent to December 31, 2024, two lenders lent the Company a combined $25,000.

Note Defaults

Subsequent to December 31, 2024, 1 note went into default.

Settlement of Lease Agreements

Subsequent to December 31, 2024, the Company reached an agreement with its former landlord at 1674 Meridian Ave., Miami Beach, FL, 33131. The Company and Landlord agreed that the Company make a settlement payment of $10,000 to close out the payable and settle the lease. As of the date of this filing, the lease is settled and nothing further is due to the Landlord.

Subsequent to December 31, 2024, the Company amended its existing settlement agreement with its former landlord at 419 Lafayette Street, New York, NY 10003. Per the agreement, the Company issued $480,000 worth of Preferred Series G stock to the Landlord to settle the remaining payable due per the Settlement Agreement. As of the date of this filing, the lease is settled and nothing further is due to the Landlord.

Options Issuances

Subsequent to December 31, 2024, the Company issued 6,375,000 options to purchase its common stock to officers, employees, consultants, and directors, as part of the Creatd 2024 Omnibus Securities and Incentive Plan (“Options Plan”). The options have a 10-year term. The Options Plan was approved at the Company’s 2024 annual shareholder meeting.

Acquisition of Flewber Global, Inc.

Subsequent to December 31, 2024, the Company completed the acquisition of Flewber Global, Inc. (“Flewber”) for total consideration of $7,618,836.

In connection with the acquisition, the Company raised acquisition-specific funding from both former Flewber equity and debt investors. The Company raised $276,140 in cash proceeds from former Flewber equity investors and issued 276,140 shares of the Company’s common stock in exchange for these funds. In addition, the Company issued 556,140 shares of common stock to former Flewber equity holders in exchange for their prior Flewber equity and new investment, resulting in a total of 832,280 shares of common stock issued as part of the acquisition.

The Company also raised $1,056,000 in cash from former Flewber debt investors and issued 1,149 shares of Preferred Series G stock in exchange for these funds, accompanied by 1,064,250 warrants to purchase common stock at an exercise price of $1.00 per share. Additionally, the Company issued 9,342 shares of Preferred Series G stock in exchange for outstanding Flewber debt at the time of the acquisition, along with 7,006,500 warrants to purchase common stock at an exercise price of $1.00 per share.

As part of the acquisition, the Company also issued 503,558 warrants to purchase common stock at an exercise price of $1.00 per share to former Flewber debt and equity holders who did not participate in the reinvestment.

Equity Exchange with MineralRite Corporation.

Subsequent to December 31, 2024, the Company acquired 0.4% of equity in MineralRite Corporation, a company focused on mining earth materials. As consideration for this acquisition, MineralRite Corporation received 90,000 shares of the Company’s common stock.

Reversal of Equity Exchange with Enzolytics, Inc.

Subsequent to December 31, 2024, the Company and Enzolytics, Inc. reversed their equity exchange entered into on November 11, 2024. The Company received 39,824 shares of its common stock back into its Treasury and returned 39,146,342 shares of its ownership of Enzolytics’s common stock into Enzolytics’s Treasury.